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                               RYDEX SERIES FUNDS

                     SUPPLEMENT DATED APRIL 26, 2002 TO THE
     RYDEX SERIES FUNDS PROSPECTUSES, DATED AUGUST 1, 2001, AS SUPPLEMENTED

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

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The following information supplements the information under the heading "General
Information About Buying Shares."

         For Internet transactions in the Benchmark Funds and the Sector Rotation Fund, the cut-off time is 3:50 p.m., Eastern Time.

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                         PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE